Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares and additional paid in capital		Capital reserve from transaction with related parties	Retained earnings (Accumulated deficit)	Reserve from share-based payment transactions	Total
BALANCE at Dec. 31, 2020		[1]	$ 287	$ 63		$ 350
Loss for the period				(851)		(851)	[2]
Issuance of share capital	1,250					1,250
Transactions with shareholders			930			930
BALANCE at Jun. 30, 2021	1,250		1,217	(788)		1,679
BALANCE at Dec. 31, 2020		[1]	287	63		350
Loss for the period				(1,540)		(1,540)
Share-based compensation to service provider					75	75
Issuance of share capital	1,250					1,250
Share-based compensation					60	60
Transactions with shareholders			1,058			1,058
BALANCE at Dec. 31, 2021	1,250		1,345	(1,477)	135	1,253
Loss for the period				(1,526)		(1,526)	[2]
Debt extinguishment of related party loans (Note 3(5))			955			955
BALANCE at Jun. 30, 2022	$ 1,250		$ 2,300	$ (3,003)	$ 135	$ 682

[1]	Amount less than $1 thousand
[2]	Except share and per share information